Inside Ownership 100 ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Activities Related to Credit Intermediation - 0.4%
Coinbase Global, Inc. - Class A (a)	62	$ 9,064

Advertising, Public Relations, and Related Services - 1.4%
AppLovin Corp. - Class A (a)	66	34,005

Aerospace Product and Parts Manufacturing - 0.8%
General Dynamics Corp.	22	7,793
TransDigm Group, Inc.	8	10,657
		18,450

Agencies, Brokerages, and Other Insurance Related Activities - 0.3%
Arch Capital Group Ltd. (a)	71	6,891

Agriculture, Construction, and Mining Machinery Manufacturing - 0.4%
Caterpillar, Inc.	8	8,519

Automobile Dealers - 0.4%
Carvana Co. (a)	162	10,663

Automotive Parts, Accessories, and Tire Retailers - 0.4%
AutoZone, Inc. (a)	3	9,588

Beverage Manufacturing - 1.1%
Constellation Brands, Inc. - Class A	53	7,372
Monster Beverage Corp. (a)	191	18,359
		25,731

Business Support Services - 2.2%
Corpay, Inc. (a)	23	7,665
Live Nation Entertainment, Inc. (a)	41	7,508
MSCI, Inc.	17	9,521
Qnity Electronics, Inc.	51	8,329
Uber Technologies, Inc. (a)	290	20,926
		53,949

Clothing and Clothing Accessories Retailers - 0.3%
Ross Stores, Inc.	37	7,875

Communications Equipment Manufacturing - 0.9%
Apple, Inc.	43	12,442
EchoStar Corp. - Class A (a)	81	8,222
		20,664

Computer and Peripheral Equipment Manufacturing - 4.2%
Arista Networks, Inc. (a)	118	20,046
Dell Technologies, Inc. - Class C	86	37,106
Fortinet, Inc. (a)	142	21,814
Palo Alto Networks, Inc. (a)	42	14,323
Super Micro Computer, Inc. (a)	235	6,892
		100,181

Computer Systems Design and Related Services - 14.9%
Alphabet, Inc. - Class A	795	284,109
Oracle Corp.	384	56,275
Seagate Technology Holdings PLC	10	9,650
Workday, Inc. - Class A (a)	81	9,916
		359,950

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.7%
Airbnb, Inc. - Class A (a)	118	16,886

Cut and Sew Apparel Manufacturing - 0.9%
Cintas Corp.	91	15,477
Ralph Lauren Corp.	18	7,226
		22,703

Deep Sea, Coastal, and Great Lakes Water Transportation - 0.4%
Carnival Corp. Ltd.	313	8,942

Depository Credit Intermediation - 0.9%
Bank of America Corp.	111	6,325
JPMorgan Chase & Co.	48	15,712
		22,037

General Freight Trucking - 0.5%
Old Dominion Freight Line, Inc.	54	11,696

General Medical and Surgical Hospitals - 0.4%
HCA Healthcare, Inc.	23	8,967

Health and Personal Care Retailers - 0.3%
CVS Health Corp.	64	6,621

Insurance Carriers - 4.9%
Berkshire Hathaway, Inc. - Class B (a)	207	103,581
Loews Corp.	60	6,792
W R Berkley Corp.	109	7,688
		118,061

Iron and Steel Mills and Ferroalloy Manufacturing - 0.4%
Steel Dynamics, Inc.	43	9,867

Machinery, Equipment, and Supplies Merchant Wholesalers - 0.6%
WW Grainger, Inc.	10	13,604

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 1.0%
Comcast Corp. - Class A	313	7,684
Netflix, Inc. (a)	223	15,922
		23,606

Medical Equipment and Supplies Manufacturing - 0.9%
Stryker Corp.	68	21,409

Motion Picture and Video Industries - 0.4%
TKO Group Holdings, Inc.	53	10,669

Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.3%
Copart, Inc. (a)	261	7,358

Motor Vehicle Manufacturing - 6.1%
PACCAR, Inc.	62	7,448
Tesla, Inc. (a)	332	139,639
		147,087

Natural Gas Distribution - 0.6%
Kinder Morgan, Inc.	473	15,122

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.0%
Danaher Corp.	131	24,953

Other Fabricated Metal Product Manufacturing - 0.5%
Axon Enterprise, Inc. (a)	20	11,212

Other Financial Investment Activities - 3.1%
Apollo Global Management, Inc.	112	13,251
Ares Management Corp. - Class A	83	9,239
Blackrock, Inc.	14	13,462
Blackstone, Inc.	202	23,769
KKR & Co., Inc.	177	16,245
		75,966

Other Food Manufacturing - 0.6%
Coca-Cola Co.	172	13,978

Other Investment Pools and Funds - 0.5%
Garmin Ltd.	50	11,877

Other Miscellaneous Retailers - 8.8%
Amazon.com, Inc. (a)	823	196,154
DoorDash, Inc. - Class A (a)	86	15,869
		212,023

Petroleum and Coal Products Manufacturing - 0.4%
Chevron Corp.	63	10,443

Pharmaceutical and Medicine Manufacturing - 1.3%
Eli Lilly & Co.	8	9,595
Incyte Corp. (a)	65	7,368
Regeneron Pharmaceuticals, Inc.	25	15,589
		32,552

Radio and Television Broadcasting Stations - 0.3%
Fox Corp. - Class A	143	7,459

Residential Building Construction - 0.3%
Lennar Corp. - Class A	73	6,606

Securities and Commodity Contracts Intermediation and Brokerage - 2.3%
Charles Schwab Corp.	289	26,666
Goldman Sachs Group, Inc.	8	8,091

Interactive Brokers Group, Inc. - Class A	67	5,832
Robinhood Markets, Inc. - Class A (a)	145	14,540
		55,129

Semiconductor and Other Electronic Component Manufacturing - 17.1%
Advanced Micro Devices, Inc. (a)	33	19,170
Amphenol Corp. - Class A	70	12,342
Applied Materials, Inc.	11	7,953
Broadcom, Inc.	189	71,395
Lam Research Corp.	21	9,100
Micron Technology, Inc.	10	11,543
Monolithic Power Systems, Inc.	8	11,059
NVIDIA Corp.	1,270	254,114
Texas Instruments, Inc.	28	8,346
Vertiv Holdings Co. - Class A	22	7,366
		412,388

Services to Buildings and Dwellings - 0.3%
Rollins, Inc.	152	6,344

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 0.6%
Air Products and Chemicals, Inc.	25	7,330
Estee Lauder Cos., Inc. - Class A	98	7,737
		15,067

Software Publishers - 5.3%
Block, Inc. (a)	136	10,336
Crowdstrike Holdings, Inc. - Class A (a)	22	16,789
Datadog, Inc. - Class A (a)	77	20,048
Intuit, Inc.	41	10,701
Palantir Technologies, Inc. - Class A (a)	351	40,951
Salesforce, Inc.	131	20,522
Veeva Systems, Inc. - Class A (a)	50	8,874
		128,221

Travel Arrangement and Reservation Services - 1.0%
Expedia Group, Inc.	32	8,188
Royal Caribbean Cruises Ltd.	50	15,877
		24,065

Traveler Accommodation - 1.2%
Hilton Worldwide Holdings, Inc.	30	9,914
Marriott International, Inc. - Class A	53	19,641
		29,555

Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 0.5%
Carrier Global Corp.	179	13,130

Warehouse Clubs, Supercenters, and Other General Merchandise Retailers - 0.3%
Dollar Tree, Inc. (a)	58	7,015

Water, Sewage and Other Systems - 0.4%
Texas Pacific Land Corp.	21	9,190

Web Search Portals, Libraries, Archives, and Other Information Services - 5.4%
Meta Platforms, Inc. - Class A	233	131,247

TOTAL COMMON STOCKS (Cost $2,368,457)			2,368,585

REAL ESTATE INVESTMENT TRUSTS - 1.2%	Shares		Value
Lessors of Real Estate - 1.2%
Public Storage	43		13,687
Simon Property Group, Inc.	73		16,326
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,438)			30,013

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (b)	14,645		14,645
TOTAL MONEY MARKET FUNDS (Cost $14,645)			14,645

TOTAL INVESTMENTS - 100.0% (Cost $2,411,540)			2,413,243
Liabilities in Excess of Other Assets - (0.0)% (c)		(0.00003)	(83)
TOTAL NET ASSETS - 100.0%			$ 2,413,160

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Inside Ownership 100 ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,368,585	$ –	$ –	$ 2,368,585
Real Estate Investment Trusts	30,013	–	–	30,013
Money Market Funds	14,645	–	–	14,645
Total Investments	$ 2,413,243	$ –	$ –	$ 2,413,243

Refer to the Schedule of Investments for further disaggregation of investment categories.